Consolidated Statements of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrealized appreciation (depreciation) on available-for-sale securities, taxes	$ 509,349	$ 1,550,239
Reclassification adjustment for realized gains (losses) included in net income, taxes	$ 393,901	$ 95,815